Related Parties - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May 05, 2017	Jan. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2018	May 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Proceeds from issuing shares					$ 8,752
Ashish Kashyap [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Actual severance cost				$ 2,179
Accrued severance cost			$ 607	1,656
Severance cost payable term			two years in equal monthly installments
MTH Internet: SEA. Pte. Ltd [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Net working capital contribution in cash		$ 82,826
Working capital contributed after adjustment							$ 83,260
Amount receivable					434
MTH Internet: SEA. Pte. Ltd [Member] | Class B Shares [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Number of shares purchased	3,666,667
Issue price	$ 36.00
Proceeds from issuing shares	$ 132,000
MTH Internet: SEA. Pte. Ltd [Member] | Other Current Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value of amount receivable from related party				17,100		$ 17,101
Naspers Limited and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Letters of support issued amount					8,487
Amount outstanding in respect of bank guarantee					6,258
Payment received from related party			$ 1,002,195	1,252,022	140,069
Service fee charged by related party			11,333	14,940	1,746
Hotel room night sold to related party			516	2,731	692
Fees and commission paid to related party			26	70	37
Reimbursement of expenses to related party				1	40
Naspers Limited and Subsidiaries [Member] | Air Ticket [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Air tickets procured from related party			$ 829	21,567	3,227
Commission earned from related party				$ 221	$ 32
Simplotel Technologies Private Limited [Member] | Preference shares [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Number of shares held						1,181
Simplotel Technologies Private Limited [Member] | Ordinary shares [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Number of shares held						2,105